GENERAL	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	Perion Network Ltd. ("Perion") and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a global technology company, providing high-quality advertising solutions to brands and publishers, high-impact ad formats that capture consumer attention and drives engagement, branded search providing publishers with engagement and monetization solutions and a unified social and mobile programmatic platform for acquiring and engaging app users.

b.	On February 10, 2015, the Company completed the acquisition of Make Me Reach SAS ("MMR") and on November 30, 2015, completed the acquisition of Interactive Holding Corp and its subsidiaries (collectively referred to as "Undertone").

c.	In March 2016, management has decided to shut down the mobile self-serve side of the business and put up for sale the Growmobile Engagement (“GME”) business (see Note 14); Accordingly, the statements of income and statements of cash flow, related to the mobile self-serve and mobile engage operations are classified as discontinued operations for all periods presented. As of June 30, 2015 and 2016, the carrying amounts of the assets and liabilities discontinued were immaterial.